CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands		Total		Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]
Balance at Dec. 31, 2014		$ 843,667	[1]	$ 7,444	$ (1,042,501)	$ 412,291	$ (62,791)	$ 1,529,224	[1]
Balance (in Shares) at Dec. 31, 2014				74,435,628	(35,719,041)
Net (loss) income	[1]	(44,342)						(44,342)
Unrealized translation adjustments		(9,075)	[1]				(9,075)
Translation loss realized through disposition of business		11,132	[1]				11,132
Minimum pension liability adjustments, net of tax expense (benefit) of $2,071, $6,135 and $(2,301) in 2015, 2016 and 2017 respectively		3,271	[1]				3,271
Unrealized gain (loss) on cashflow hedges, net of tax expense (benefit) of $(135), $52 and $(110) in 2015, 2016 and 2017 respectively		(128)	[1]				(128)
Comprehensive (loss) income		(39,142)	[1]				5,200	(44,342)	[1]
Cash dividend declared, $0.56 per share, $0.56 per share and $0.56 per share in 2015, 2016 and 2017 respectively	[1]	(21,061)						(21,061)
Acquisition of treasury stock		$ (67,446)	[1]		$ (67,446)
Acquisition of treasury stock (in shares)		(1,822,227)			(1,822,227)
Stock compensation		$ 7,716	[1]		$ 9,080	(1,364)
Stock compensation (in shares)		362,874			362,874
Balance at Dec. 31, 2015		$ 723,734	[1]	$ 7,444	$ (1,100,867)	410,927	(57,591)	1,463,821	[1]
Balance (in Shares) at Dec. 31, 2015				74,435,628	(37,178,394)
Net (loss) income	[1]	63,852						63,852
Unrealized translation adjustments		1,427	[1]				1,427
Minimum pension liability adjustments, net of tax expense (benefit) of $2,071, $6,135 and $(2,301) in 2015, 2016 and 2017 respectively		9,682	[1]				9,682
Unrealized gain (loss) on cashflow hedges, net of tax expense (benefit) of $(135), $52 and $(110) in 2015, 2016 and 2017 respectively		26	[1]				26
Comprehensive (loss) income		74,987	[1]				11,135	63,852	[1]
Cash dividend declared, $0.56 per share, $0.56 per share and $0.56 per share in 2015, 2016 and 2017 respectively	[1]	(20,616)						(20,616)
Acquisition of treasury stock		$ (6,839)	[1]		$ (6,839)
Acquisition of treasury stock (in shares)		(241,270)			(241,270)
Stock compensation		$ 9,840	[1]		$ 10,962	(1,122)
Stock compensation (in shares)		468,142			468,142
Balance at Dec. 31, 2016		$ 781,106	[1]	$ 7,444	$ (1,096,744)	409,805	(46,456)	1,507,057	[1]
Balance (in Shares) at Dec. 31, 2016				74,435,628	(36,951,522)
Net (loss) income	[1]	(266,981)						(266,981)
Unrealized translation adjustments		2,506	[1]				2,506
Minimum pension liability adjustments, net of tax expense (benefit) of $2,071, $6,135 and $(2,301) in 2015, 2016 and 2017 respectively		(6,685)	[1]				(6,685)
Unrealized gain (loss) on cashflow hedges, net of tax expense (benefit) of $(135), $52 and $(110) in 2015, 2016 and 2017 respectively		(378)	[1]				(378)
Comprehensive (loss) income		(271,538)	[1]				(4,557)	(266,981)	[1]
Cash dividend declared, $0.56 per share, $0.56 per share and $0.56 per share in 2015, 2016 and 2017 respectively	[1]	$ (20,767)						(20,767)
Acquisition of treasury stock (in shares)		0
Stock compensation		$ 6,113	[1]		$ 2,931	3,182
Stock compensation (in shares)		140,156			140,156
Balance at Dec. 31, 2017		$ 494,914	[1]	$ 7,444	$ (1,093,813)	$ 412,987	$ (51,013)	$ 1,219,309	[1]
Balance (in Shares) at Dec. 31, 2017				74,435,628	(36,811,366)

[1]	Revised in 2015 for the impact of the changes in accounting principle related to inventory accounting.